HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-6779 - PremierSolutions Standard (Series A-II)

333-151805        HV-6778 - Premier Innovations(SM) (Series II)

Supplement dated July 10, 2015 to your Prospectus

1.  FUND CLOSURES

Effective November 18, 2015, the following Sub-Accounts are closed to new and subsequent Contributions and transfers of Participant Account values:

AB 2010 RETIREMENT STRATEGY FUND - CLASS A

AB 2015 RETIREMENT STRATEGY FUND - CLASS A

AB 2020 RETIREMENT STRATEGY FUND - CLASS A

AB 2025 RETIREMENT STRATEGY FUND - CLASS A

AB 2030 RETIREMENT STRATEGY FUND - CLASS A

AB 2035 RETIREMENT STRATEGY FUND - CLASS A

AB 2040 RETIREMENT STRATEGY FUND - CLASS A

AB 2045 RETIREMENT STRATEGY FUND - CLASS A

AB 2050 RETIREMENT STRATEGY FUND - CLASS A

AB 2055 RETIREMENT STRATEGY FUND - CLASS A

2.  FUND LIQUIDATIONS

AB 2010 RETIREMENT STRATEGY FUND - CLASS A

AB 2015 RETIREMENT STRATEGY FUND - CLASS A

AB 2020 RETIREMENT STRATEGY FUND - CLASS A

AB 2025 RETIREMENT STRATEGY FUND - CLASS A

AB 2030 RETIREMENT STRATEGY FUND - CLASS A

AB 2035 RETIREMENT STRATEGY FUND - CLASS A

AB 2040 RETIREMENT STRATEGY FUND - CLASS A

AB 2045 RETIREMENT STRATEGY FUND - CLASS A

AB 2050 RETIREMENT STRATEGY FUND - CLASS A

AB 2055 RETIREMENT STRATEGY FUND - CLASS A

The Board of Directors of AB Blended Style Series, Inc. approved the liquidations (the “Liquidations”) of the above referenced funds (“Liquidating Funds”). The Liquidations are scheduled to take place on or shortly after November 20, 2015 (the “Liquidation Date”).  Shareholders should be aware that the funds will convert their assets to cash and/or cash equivalents approximately two weeks before the Liquidation Date and therefore may not be able to meet their investment objective.

Due to the Liquidation of the Liquidating Funds, you will no longer be able to allocate new Contributions or make transfers to the Liquidating Fund Sub-Accounts, including program trades effective November 18, 2015. You may transfer some or all of your Participant Account value in the Liquidating Fund Sub-Accounts to other investment options currently offered under your Contract.

Prior to the date of the Liquidations, you are permitted to make one special transfer of all your Participant Account value invested in the Liquidating Fund Sub-Accounts to other investment options currently offered under your Contract.  In addition, you must re-direct all future Contributions in the Liquidating Fund Sub-Accounts to another Sub-Account available under your Contract.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Also, effective on the Liquidation Date, any Dollar Cost Averaging, Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocations to the Liquidating Fund Sub-Accounts will be terminated.

Upon completion of the termination and Liquidation of the Liquidating Funds, all references to the Liquidating Funds in the Prospectus are deleted.

3.  FUND NAME CORRECTIONS

The names of the following funds are hereby corrected to read as follows:

Current Name	Correct Name
Hartford Balanced Income Fund - Class R4	The Hartford Balanced Income Fund - Class R4
Hartford Capital Appreciation Fund - Class R4	The Hartford Capital Appreciation Fund - Class R4
Hartford Checks and Balances Fund - Class R4	The Hartford Checks and Balances Fund - Class R4
Hartford Conservative Allocation Fund - Class R4	The Hartford Conservative Allocation Fund - Class R4
Hartford Dividend and Growth Fund - Class R4	The Hartford Dividend and Growth Fund - Class R4
Hartford Equity Income Fund - Class R4	The Hartford Equity Income Fund - Class R4
Hartford Global All-Asset Fund - Class R4	The Hartford Global All-Asset Fund - Class R4
Hartford Growth Allocation Fund - Class R4	The Hartford Growth Allocation Fund - Class R4
Hartford Growth Opportunities Fund - Class R4	The Hartford Growth Opportunities Fund - Class R4
Hartford Healthcare Fund - Class R4	The Hartford Healthcare Fund - Class R4
Hartford High Yield Fund - Class R4	The Hartford High Yield Fund - Class R4
Hartford Inflation Plus Fund - Class R4	The Hartford Inflation Plus Fund - Class R4
Hartford International Opportunities Fund - Class R4	The Hartford International Opportunities Fund - Class R4
Hartford International Small Company Fund - Class R4	The Hartford International Small Company Fund - Class R4
Hartford Midcap Fund - Class R4	The Hartford Midcap Fund - Class R4
Hartford MidCap Value Fund - Class R4	The Hartford MidCap Value Fund - Class R4
Hartford Small Company Fund - Class R4	The Hartford Small Company Fund - Class R4
Hartford Total Return Bond Fund - Class R4	The Hartford Total Return Bond Fund - Class R4

As a result of the changes, all references to the Current Names in your Prospectus are deleted and replaced with the Correct Names.

4.  FUND NAME CHANGE

OPPENHEIMER SMALL- & MID- CAP VALUE FUND - CLASS A

Effective September 1, 2015, the following name change is made to your Prospectus:

Current Name	New Name
Oppenheimer Small- & Mid- Cap Value Fund - Class A	Oppenheimer Mid Cap Value Fund - Class A

As a result of the change, all references to the Current Names in your Prospectus are deleted and replaced with the New Names.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.